SHARE-BASED COMPENSATION - RESTRICTED SHARE AWARD GRANTED TO NON-EMPLOYEE (Details)	12 Months Ended
	Dec. 31, 2018 USD ($) shares	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2017 CNY (¥) shares	Dec. 31, 2016 USD ($) shares	Dec. 31, 2016 CNY (¥) shares
Share-based compensation
Granted (in shares)	480,000	480,000
Vested (in shares)	1,503,212	1,503,212	20,555,835
Total fair value of restricted shares vested	$ 21,000	¥ 144,000	¥ 8,882,000		¥ 84,435,000
Total compensation expense	604,000	4,157,000	10,936,000		¥ 85,025,000
RSUs | Non-employees
Share-based compensation
Granted (in shares)				454,912	454,912
Cost of revenues
Share-based compensation
Total compensation expense	80,000	551,000	490,000		¥ 5,961,000
Sales and marketing expenses
Share-based compensation
Total compensation expense	32,000	220,000	254,000		2,753,000
General and administrative expenses
Share-based compensation
Total compensation expense	329,000	2,262,000	9,630,000		72,483,000
General and administrative expenses | RSUs | Non-employees
Share-based compensation
Total fair value of restricted shares vested				$ 194,000	1,320,000
Research and development expenses
Share-based compensation
Total compensation expense	$ 163,000	¥ 1,124,000	¥ 562,000		¥ 3,828,000